Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Leases Details Narrative
Rental expense for operating leases	$ 100	$ 119	$ 100
Early cancellation fee for leases	$ 84